Kaiser Aluminum Corporation

JOHN M. DONNAN Vice President, Secretary and General Counsel
September 27, 2006
VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	Kaiser Aluminum Corporation
Registration Statement on Form S-1
Ladies and Gentlemen:
     Transmitted herewith for filing with the Securities and Exchange Commission (“SEC”) is a Registration Statement on Form S-1 (the “Registration Statement”) relating to the registration of 2,895,648 shares of common stock of Kaiser Aluminum Corporation (the “Company”) pursuant to the Securities Act of 1933, as amended (the “Securities Act”). The applicable filing fee, in the amount of $11,929, was transmitted by wire transfer for the Company’s account (CIK 000081596) to the SEC lockbox account at Mellon Bank in Pittsburgh, Pennsylvania.
     The Company would appreciate very much being informed as soon as possible as to the nature of the review, if any, to which the Registration Statement may be subject. In this regard, we respectfully direct the Staff’s attention to the fact that the Company is currently working with the SEC’s Office of the Chief Accountant (“OCA”) to pre-clear its proposed accounting treatment at and after the Company’s recent emergence from chapter 11 bankruptcy of its contingent payment obligations to two voluntary employees’ beneficiary associations (“VEBAs”). In addition, the Company expects to review with the OCA its accounting treatment of the 2004 accounting surrounding the termination of its pre-petition postretirement medical plan and the creation of the VEBAs. The Company anticipates that the process with the OCA will run concurrently with any review of the Registration Statement by the Staff and will be completed prior to the Registration Statement being declared effective.
     Please note that the Company requests that the SEC permit the Company’s request for the acceleration of the effective date of the Registration Statement be made orally or by facsimile in accordance with Rule 461(a) of Regulation C (the “Rule”). Pursuant to the Rule, please also be advised that the Company and its underwriters are aware of their obligations under the Securities Act and are prepared to provide, at the time of the acceleration request, the prospectus dissemination information that is typically set forth in a written acceleration request.

27422 Portola Parkway, Suite 350
Foothill Ranch, California 92610-2831
Tel (949) 614-1767
Fax (949) 614-1867

Securities and Exchange Commission
September 27, 2006

     If you have any questions or comments regarding the foregoing, please call Mark T. Goglia of Jones Day at (214) 969-5043 or me at (949) 614-1767.

Best regards,

/s/ John M. Donnan

John M. Donnan
Enclosure

cc:	Alison Spivey/Accounting Group—Interpretations
Office of the Chief Accountant
Securities and Exchange Commission

Daniel D. Maddox
Vice President and Controller
Kaiser Aluminum Corporation

Troy B. Lewis
Mark T. Goglia
Jones Day

Gerrett Smith
Peter Rodriguez
Deloitte & Touche, LLP

Joseph A. Hall
Davis Polk & Wardwell

Samuel W. Halpern
Independent Fiduciary Services, Inc.

David A. Stockton
Kilpatrick Stockton

27422 Portola Parkway, Suite 350
Foothill Ranch, California 92610-2831
Tel (949) 614-1767
Fax (949) 614-1867